Notes and Amounts Receivable for Equity Issued (Details Narrative)						12 Months Ended
	Apr. 20, 2023	Nov. 10, 2021 USD ($) shares $ / shares	Nov. 10, 2021 USD ($) shares $ / shares $ / shares	Jul. 31, 2021 USD ($) $ / shares shares	Jul. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Jul. 31, 2023	Dec. 31, 2022 CAD ($)	Nov. 10, 2021 CAD ($) $ / shares shares	Sep. 30, 2021	Jul. 31, 2021 CAD ($) shares
DisclosureOfNotesAndAmountsReceivableForEquityIssuedLineItems [Line Items]
Interest rate	12.00%					35.00%			5.00%			5.00%
Maturity date	April 30, 2025
Interest receivable | $						$ 44,339	$ 52,538
Number of options exercised						440,000	669,000	782,000
Accrued interest income | $						$ 16,373	$ 52,502
Accrued interest | $						44,262	52,538
Cash repayment | $						80,991	136,611	$ 23,745
Repayment of account payable | $						$ 252,915	24,528
Promissory note agreement [member] | Promissory note [member]
DisclosureOfNotesAndAmountsReceivableForEquityIssuedLineItems [Line Items]
Principal amount		$ 467,089	$ 467,089	$ 48,087	$ 48,087						$ 594,321		$ 60,000
Maturity date		November 10, 2022	November 10, 2022	September 30, 2021	September 30, 2021
Number of warrants exercised		943,333	943,333	100,000	100,000						943,333		100,000
Share price | (per share)				$ 0.50	$ 0.60
Number of options exercised		362,000	362,000
Promissory note agreement [member] | Promissory note [member] | Bottom of range [member]
DisclosureOfNotesAndAmountsReceivableForEquityIssuedLineItems [Line Items]
Share price | (per share)		$ 0.40	$ 0.60
Options exercise price | (per share)		0.30	$ 0.30								$ 0.40
Promissory note agreement [member] | Promissory note [member] | Top of range [member]
DisclosureOfNotesAndAmountsReceivableForEquityIssuedLineItems [Line Items]
Share price | (per share)		0.50	$ 0.60
Options exercise price | (per share)		$ 0.60	$ 0.60								$ 0.75
Promissory note agreement [member] | Promissory note one [member]
DisclosureOfNotesAndAmountsReceivableForEquityIssuedLineItems [Line Items]
Principal amount				$ 72,131	$ 72,131								$ 90,000
Maturity date				November 30, 2021	November 30, 2021
Number of warrants exercised				150,000	150,000								150,000
Share price | (per share)				$ 0.50	$ 0.60
Promissory note agreement [member] | Promissory note two [member]
DisclosureOfNotesAndAmountsReceivableForEquityIssuedLineItems [Line Items]
Principal amount				$ 62,513	$ 62,513								$ 78,000
Maturity date				December 31, 2021	December 31, 2021
Number of warrants exercised				130,000	130,000								130,000
Share price | (per share)				$ 0.50	$ 0.60
Promissory note agreement [member] | Promissory note three [member]
DisclosureOfNotesAndAmountsReceivableForEquityIssuedLineItems [Line Items]
Principal amount				$ 246,206	$ 246,206								$ 307,200
Maturity date				July 28, 2023	July 28, 2023
Number of warrants exercised				512,000	512,000								512,000
Share price | (per share)				$ 0.50	$ 0.60
Promissory note agreement [member] | Promissory note four [member]
DisclosureOfNotesAndAmountsReceivableForEquityIssuedLineItems [Line Items]
Principal amount				$ 288,523	$ 288,523		136,611			$ 147,065			$ 360,000
Maturity date				July 31, 2023	July 31, 2023
Number of warrants exercised				600,000	600,000								600,000
Share price | (per share)				$ 0.50	$ 0.60
Principal amount							22,099			30,000
Interest receivable							$ 4,839			$ 8,427